RELATED PARTY TRANSACTIONS AND BALANCES - Significant amounts due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Other receivables, net		$ 1,455
Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Other receivables, net		1,455
Related Party | Huandian Technology
RELATED PARTY TRANSACTIONS AND BALANCES
Other receivables, net		1,007
Related Party | Enbowei
RELATED PARTY TRANSACTIONS AND BALANCES
Other receivables, net		369
Related Party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Other receivables, net		$ 79
Related Party | Moatable, Inc.
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	$ 0